Post Employment Benefits - Summary of Income Statement Charge Included in Operating Profit for Post- employment Benefits (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	€ 193	€ 190
Interest expense on DBO	44	36
Expected return on plan assets	(40)	(30)
Net periodic pension cost	€ 198	€ 195